UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------


              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-8104

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                               The Analytic Funds
                                 P.O.Box 219009
                           Kansas City, MO 64121-9009
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-866-777-7818

                    DATE OF FISCAL YEAR END: JANUARY 30, 2004

                     DATE OF REPORTING PERIOD: JUNE 30, 2003

ITEM 1.    REPORTS TO STOCKHOLDERS.
--------------------------------------------------------------------------------


                               THE ANALYTIC FUNDS


                                 [LOGO OMITTED]


                               SEMI-ANNUAL REPORT
                                  June 30, 2003

                         THE ADVISORS' INNER CIRCLE FUND

                               DEFENSIVE EQUITY FUND
                               SHORT-TERM INCOME FUND
                               GLOBAL LONG-SHORT FUND


--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS
                                                                  JUNE 30, 2003
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholders Letter.......................................................... 1

Statements of Net Assets
   Defensive Equity Fund..................................................... 4
   Short-Term Income Fund....................................................11

Schedule of Investments
   Global Long-Short Fund....................................................13

Statement of Assets and Liabilities
   Global Long-Short Fund....................................................18

Statements of Operations.....................................................19

Statements of Changes in Net Assets..........................................20

Financial Highlights
   Defensive Equity Fund.....................................................22
   Short-Term Income Fund....................................................23
   Global Long-Short Fund....................................................24

Notes to Financial Statements................................................25
--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS

--------------------------------------------------------------------------------

June 30, 2003

Dear Fellow Shareholders:

We are pleased to send you the Analytic Funds Semi-Annual report for the six months ended June 30, 2003.

After three consecutive years of negative performance, U.S. equities posted positive returns for the first six months of 2003 as the S&P 500 Composite Index returned 11.76%. Things did not look so rosy at the beginning of the year, though, as the S&P 500 Composite Index returned -2.62% in January and -1.50% in February. Stocks were lower amid mixed corporate earnings news, rising concerns about the effects of higher oil prices, and the impending Iraq war. The prospect of war became reality in March and investors rushed into the market in anticipation of a quick resolution to the situation in Iraq. Although equities sold off at the end of the month on fears of a prolonged conflict, the S&P 500 Composite Index returned 0.97% for March.

U.S. equities extended March gains as the S&P 500 Composite Index returned 15.39% for the 2nd quarter, the strongest positive quarterly return since the fourth quarter of 1998. One of the main impetuses for the rally was a large year-over-year increase in first quarter S&P 500 operating profits and reported earnings per share. The technology and telecommunications sectors posted some of the biggest gains as their operating earnings per share jumped over 100% from the previous year. Equity valuations also responded positively to an improving economic growth outlook, helped by a weakening dollar, lower interest rates, and the passing of the Jobs and Growth Tax Relief Reconciliation Act of 2003 which was signed into law by President Bush.

Economic data released during the first six months was mixed. For example, consumer confidence declined, unemployment rose, business spending was stagnant, and first quarter GDP came in at a tepid 1.60% annual rate. On the positive front, the housing market continued to be strong, business spending increased, and, except for energy prices, inflation was nearly non-existent. There was also positive data on productivity, the service sector, and retail sales.

For the six months ended June 30, the Defensive Equity Fund returned 8.32%. In addition to investing in S&P 500 securities, the Fund also sells call options and stocks in an attempt to lower the volatility of the Fund. As a result, the Fund's conservative, hedged investment process will cause the Fund to lag the overall market when stocks post strong gains.

Like U.S. equities, international equities performed well for this time period as the Morgan Stanley Capital International EAFE Index returned 9.47%. The Global Long-Short Fund modified its strategy during the period, broadening its investment universe to include U.S. equities, and can now short stocks to increase returns and lower portfolio volatility. For the period, the Global Long-Short Fund returned 13.93% outpacing the Index by over 4%.

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS

--------------------------------------------------------------------------------

Interest rates continued their downward trend, largely in response to the Federal Reserve Board's indication that the risk of deflation outweighed the risk of inflation. In addition, the Federal Reserve lowered the Fed Funds rate to 1%, the lowest level since 1958. As a result, bond returns continued to be strong as the Merrill Lynch 1-3 Year U.S. Corporate/ Government Index returned 1.98%. The Short-Term Income Fund outperformed its index (noted above) and returned 3.87%.

We appreciate your loyalty and continuing support.



Sincerely,


         /s/ Harindra de Silva                          /s/ Greg McMurran

         Harindra de Silva, Ph.D, CFA                   Greg McMurran
         President/Co-Portfolio Manager                 Chief Investment Officer



   /s/ Dennis Bein               /s/ Steven Sapra            /s/ Scott Barker

   Dennis Bein, CFA              Steven Sapra, CFA           Scott Barker, CFA
   Portfolio Manager             Portfolio Manager           Portfolio Manager



         /s/ Robert Murdock                                /s/ Doug Savarese

         Robert Murdock, Ph.D., CFA                        Doug Savarese, CFA
         Portfolio Manager                                 Portfolio Manager

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS

--------------------------------------------------------------------------------

                      DEFINITION OF THE COMPARATIVE INDICES
                      -------------------------------------


LIPPER MUTUAL FUND AVERAGES are equally-weighted benchmarks composed of mutual funds with similar objectives.

MERRILL LYNCH 1-3 YEAR U.S. CORPORATE/GOVERNMENT INDEX is a market-value weighted index that tracks the performance of publicly placed, non-convertible, fixed-rate, coupon-bearing, investment grade U.S. domestic debt. Maturities of the securities range from one to three years.

MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX is an unmanaged, arithmetic, market value-weighted average of the performance of over 900 securities listed on the stock exchanges of countries in Europe, Australia and the Far East.

S&P 500 COMPOSITE INDEX is an unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utility stocks and 20 transportation stocks.

THE ADVISORS' INNER CIRCLE FUND                        ANALYTIC FUNDS
                                                       DEFENSIVE EQUITY FUND
                                                       JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

 STATEMENT OF NET ASSETS
 COMMON STOCK - 121.9%


                                                          SHARES        VALUE
                                                        ----------   ----------

AIRCRAFT -- 0.3%
   Northrop Grumman ...................................     1,415   $   122,100
                                                                    -----------
APPAREL/TEXTILES -- 0.1%
   VF .................................................     1,457        49,494
                                                                    -----------
AUTOMOTIVE -- 3.9%
   Autozone* (D).......................................     4,307       327,203
   Cummins (D).........................................     8,598       308,582
   Genuine Parts (C)...................................    16,742       535,911
   ITT Industries (C)..................................     2,759       180,604
   Johnson Controls (C)................................     3,501       299,686
                                                                    -----------
                                                                      1,651,986
                                                                    -----------
BANKS -- 14.1%
   Bank of America (D).................................    13,837     1,093,538
   Capital One Financial (D)...........................     5,459       268,474
   Charter One Financial (D)...........................     9,727       303,288
   Citigroup (D).......................................    12,405       530,934
   Marshall & Ilsley (C)...............................    12,309       376,409
   National City (C)...................................    18,979       620,803
   US Bancorp..........................................    31,077       761,386
   Wachovia............................................    19,042       760,918
   Washington Mutual...................................    16,912       698,466
   Wells Fargo.........................................    10,430       525,672
                                                                    -----------
                                                                      5,939,888
                                                                    -----------
BUSINESS SERVICES -- 0.9%
   Cendant* (D)........................................    20,194       369,954
                                                                    -----------
CHEMICALS -- 3.0%
   Cooper Industries Ltd, Cl A (D).....................     9,859       407,177
   Du Pont EI de Nemours (D)...........................    17,137       713,584
   Ecolab (D)..........................................     4,920       125,952
                                                                    -----------
                                                                      1,246,713
                                                                    -----------
COMMUNICATIONS EQUIPMENT -- 0.2%
   Avaya* (D)..........................................    10,155        65,601
                                                                    -----------
COMPUTERS & SERVICES -- 11.5%
   Adobe Systems (D)...................................     6,163       197,647
   Autodesk (D)........................................    22,517       363,875
   Cisco Systems* (D)..................................    55,456       925,561
   First Data (C)......................................     3,625       150,220


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                        ANALYTIC FUNDS
                                                       DEFENSIVE EQUITY FUND
                                                       JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

 COMMON STOCK -- CONTINUED


                                                         SHARES        VALUE
                                                       ----------   -----------

COMPUTERS & SERVICES -- (CONTINUED)
   International Business Machines (C).................     6,188   $   510,510
   Intuit* (C).........................................     8,380       373,161
   Microsoft...........................................    71,357     1,827,453
   Parametric Technology*..............................    11,020        33,611
   Sungard Data Systems*...............................    17,028       441,195
                                                                    -----------
                                                                      4,823,233
                                                                    -----------
CONSUMER PRODUCTS -- 2.1%
   American Greetings* (D).............................    10,585       207,889
   Colgate-Palmolive (D)...............................    11,528       668,048
                                                                    -----------
                                                                        875,937
                                                                    -----------
DEPARTMENT STORES -- 6.3%
   Federated Department Stores* (D)....................    10,551       388,804
   JC Penney Holding (C)...............................    19,369       326,368
   Sears Roebuck.......................................     9,930       334,045
   Wal-Mart Stores.....................................    30,100     1,615,467
                                                                    -----------
                                                                      2,664,684
                                                                    -----------
DIVERSIFIED OPERATIONS -- 1.4%
   Danaher (D) ........................................     7,899       537,527
   Tyco International .................................     1,772        33,633
                                                                    -----------
                                                                        571,160
                                                                    -----------
ELECTRICAL EQUIPMENT & SERVICES -- 10.2%
   Centerpoint Energy (D)..............................    19,471       158,689
   Cinergy (D).........................................    14,263       524,736
   DTE Energy (D)......................................       258         9,969
   Edison International* (D)...........................    21,433       352,144
   Entergy (D).........................................     9,916       523,366
   Exelon (D)..........................................     5,886       352,042
   General Electric (C)................................    63,711     1,827,231
   Southern............................................    17,036       530,842
                                                                    -----------
                                                                      4,279,019
                                                                    -----------
ENTERTAINMENT -- 2.0%
   Carnival (D)........................................    16,900       549,419
   Harrah's Entertainment* (C).........................     6,944       279,427
                                                                    -----------
                                                                        828,846
                                                                    -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                        ANALYTIC FUNDS
                                                       DEFENSIVE EQUITY FUND
                                                       JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

 COMMON STOCK -- CONTINUED


                                                         SHARES        VALUE
                                                       ----------   -----------

FINANCIAL SERVICES -- 7.8%
   Deluxe (D)..........................................     7,302   $   327,130
   Equifax (D).........................................     9,804       254,904
   Fannie Mae (C)......................................    10,463       705,625
   Freddie Mac (C).....................................    10,454       530,750
   H&R Block (C).......................................    10,379       448,892
   Merrill Lynch (C)...................................    15,702       732,969
   Morgan Stanley......................................     6,602       282,235
                                                                    -----------
                                                                      3,282,505
                                                                    -----------
FOOD, BEVERAGE & TOBACCO -- 4.7%
   Altria Group (C)....................................     5,915       268,778
   Anheuser-Busch (D)..................................     6,929       353,725
   Pepsi Bottling Group................................    24,067       481,821
   PepsiCo.............................................    20,094       894,183
                                                                    -----------
                                                                      1,998,507
                                                                    -----------
HOME PRODUCTS -- 1.3%
   Avon Products (D)...................................     9,142       568,632
                                                                    -----------
INSURANCE -- 6.5%
   Aetna (D)...........................................     1,625        97,825
   Allstate (D)........................................    11,836       421,954
   AMBAC Financial Group (D)...........................     4,433       293,686
   American International Group (D)....................     3,821       210,843
   AON (D).............................................     3,791        91,287
   Jefferson-Pilot (C).................................    13,517       560,415
   Loews (C)...........................................    10,041       474,839
   MGIC Investment.....................................       713        33,254
   Torchmark...........................................    14,309       533,010
                                                                    -----------
                                                                      2,717,113
                                                                    -----------
MEDIA -- 2.1%
   Meredith (C)........................................     5,271       231,924
   Walt Disney.........................................    32,940       650,565
                                                                    -----------
                                                                        882,489
                                                                    -----------
MEDICAL PRODUCTS & SERVICES -- 8.8%
   AmerisourceBergen (D)...............................     6,563       455,144
   Baxter International (D)............................    18,467       480,142
   Forest Laboratories* (C)............................     7,465       408,709
   Johnson & Johnson (C) ..............................    23,926     1,236,974


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                        ANALYTIC FUNDS
                                                       DEFENSIVE EQUITY FUND
                                                       JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

 COMMON STOCK -- CONTINUED


                                                         SHARES        VALUE
                                                       ----------   -----------

MEDICAL PRODUCTS & SERVICES -- (CONTINUED)
   McKesson (C)........................................     9,436   $   337,243
   Millipore* (C)......................................     9,880       438,376
   Tenet Healthcare*...................................    23,047       268,497
   Zimmer Holdings*....................................     2,118        95,416
                                                                    -----------
                                                                      3,720,501
                                                                    -----------
METALS -- 1.0%
   Ball (D)............................................     9,170       417,327
                                                                    -----------
METALS & MINING -- 1.1%
   Freeport-McMoRan Copper & Gold......................    18,303       448,424
                                                                    -----------
MISCELLANEOUS BUSINESS SERVICES -- 1.2%
   Electronic Data Systems (D).........................    13,748       294,895
   Unisys*.............................................    17,716       217,552
                                                                    -----------
                                                                        512,447
                                                                    -----------
NATURAL GAS -- 0.7%
   Schlumberger........................................     5,847       278,142
                                                                    -----------
OFFICE FURNITURE & FIXTURES -- 0.2%
   Xerox*..............................................     7,898        83,640
                                                                    -----------
PETROLEUM REFINING -- 6.6%
   Ashland (D).........................................     9,851       302,229
   ChevronTexaco (D)...................................    10,543       761,205
   Exxon Mobil.........................................    17,289       620,848
   Marathon Oil (C)....................................    21,877       576,459
   Sunoco..............................................    14,152       534,096
                                                                    -----------
                                                                      2,794,837
                                                                    -----------
PHARMACEUTICALS -- 7.2%
   Abbott Laboratories (D).............................     8,208       359,182
   Merck (C)...........................................     2,270       137,449
   Pfizer..............................................    52,406     1,789,665
   Wyeth...............................................    16,359       745,152
                                                                    -----------
                                                                      3,031,448
                                                                    -----------
RETAIL -- 3.6%
   Darden Restaurants (D)..............................     2,525        47,925
   Home Depot (C)......................................    26,409       874,666
   Limited Brands (C)..................................     3,020        46,810
   McDonald's (C)......................................     9,485       209,239


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                        ANALYTIC FUNDS
                                                       DEFENSIVE EQUITY FUND
                                                       JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

 COMMON STOCK -- CONTINUED

                                                         SHARES/
                                                       FACE AMOUNT     VALUE
                                                       -----------  -----------

RETAIL -- (CONTINUED)
   Sherwin-Williams....................................    11,947   $   321,135
   Wendy's International...............................     1,220        35,343
                                                                    -----------
                                                                      1,535,118
                                                                    -----------
RUBBER & PLASTIC -- 0.7%
   Bemis (D)...........................................     5,938       277,898
                                                                    -----------
SEMI CONDUCTORS -- 5.5%
   Advanced Micro Devices* (D).........................    28,201       180,769
   Altera* (D).........................................     9,706       159,178
   Intel (C)...........................................    52,188     1,084,675
   Linear Technology (C)...............................     5,727       184,467
   National Semiconductor*.............................    14,668       289,253
   Nvidia*.............................................    10,463       240,754
   QLogic*.............................................     3,864       186,747
                                                                    -----------
                                                                      2,325,843
                                                                    -----------
TELEPHONES & TELECOMMUNICATIONS -- 5.7%
   AT&T (D)............................................     3,479        66,971
   AT&T Wireless Services* (D).........................    49,235       404,219
   BellSouth (D).......................................    25,834       687,959
   Clear Channel Communications* (D)...................     4,504       190,925
   Motorola (C)........................................    36,156       340,951
   Nextel Communications*..............................    21,302       385,140
   SBC Communications..................................     2,945        75,245
   Sprint-PCS Group*...................................    41,565       238,999
                                                                    -----------
                                                                      2,390,409
                                                                    -----------
TRANSPORTATION SERVICES -- 1.2%
   Burlington Northern Santa Fe (D)....................     4,374       124,397
   Ryder System........................................     8,349       213,901
   Union Pacific.......................................     2,696       156,422
                                                                    -----------
                                                                        494,720
                                                                    -----------
   TOTAL COMMON STOCK
      (Cost $47,161,718)...............................              51,248,615
                                                                    -----------

 U.S. TREASURY OBLIGATION -- 1.2%

   U.S. Treasury Bill 1.041%, 09/11/03
      (Cost $488,982) (A) (B)..........................   $490,000      489,161
                                                                    -----------
   TOTAL INVESTMENTS -- 123.1%
      (Cost $47,650,700)...............................              51,737,776
                                                                    -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                        ANALYTIC FUNDS
                                                       DEFENSIVE EQUITY FUND
                                                       JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

 SECURITIES SOLD SHORT -- (20.0)%

                                                         SHARES        VALUE
                                                       ----------   -----------


   Alberto-Culver......................................      (354)  $   (18,089)
   Allergan............................................    (5,803)     (447,411)
   Andrew*.............................................    (2,216)      (20,387)
   Applied Micro Circuits*.............................    (9,096)      (55,031)
   Calpine*............................................   (19,362)     (127,789)
   Charles Schwab......................................   (24,802)     (250,252)
   Chiron*.............................................    (1,471)      (64,312)
   Chubb...............................................    (4,113)     (246,780)
   Circuit City Stores.................................   (28,242)     (248,530)
   Constellation Energy Group..........................    (9,515)     (326,364)
   El Paso.............................................   (20,083)     (162,271)
   Goodyear Tire & Rubber..............................   (19,682)     (103,330)
   Hartford Financial Services Group...................    (9,508)     (478,823)
   Honeywell International.............................    (3,009)      (80,792)
   Jones Apparel Group*................................   (12,304)     (360,015)
   Kinder Morgan.......................................      (546)      (29,839)
   Kohl's*.............................................    (1,044)      (53,641)
   Lincoln National....................................   (11,353)     (404,507)
   Medimmune*..........................................    (5,142)     (187,014)
   Mercury Interactive*................................    (5,901)     (227,838)
   Northern Trust......................................   (12,630)     (527,808)
   Parker Hannifin.....................................    (9,340)     (392,187)
   PG&E*...............................................   (12,906)     (272,962)
   Phelps Dodge*.......................................   (11,165)     (428,066)
   PMC - Sierra*.......................................    (7,452)      (87,412)
   PPG Industries......................................    (9,609)     (487,561)
   Progress Energy.....................................   (10,549)     (463,101)
   Providian Financial*................................    (8,566)      (79,321)
   RJ Reynolds Tobacco Holdings........................    (6,464)     (240,525)
   Robert Half International*..........................   (11,108)     (210,385)
   St. Paul............................................    (4,023)     (146,880)
   Starbucks*..........................................   (12,675)     (310,791)
   Symbol Technologies.................................    (4,695)      (61,082)
   Tiffany.............................................   (13,066)     (426,997)
   Transocean*.........................................   (15,315)     (336,471)
   Weyerhaeuser........................................      (656)      (35,424)
                                                                    -----------
   TOTAL SECURITIES SOLD SHORT
      (Proceeds $(7,527,226))..........................              (8,399,988)
                                                                    -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                        ANALYTIC FUNDS
                                                       DEFENSIVE EQUITY FUND
                                                       JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

 WRITTEN INDEX OPTIONS -- (4.1)%

                                                        CONTRACTS      VALUE
                                                       -----------  -----------

   S&P 500 Index August 2003, 950 Call.................       (50)  $  (192,500)
   S&P 500 Index August 2003, 975 Call.................       (30)      (73,500)
   S&P 500 Index August 2003, 995 Call.................       (25)      (37,500)
   S&P 500 Index July 2003, 850 Call...................       (35)     (451,500)
   S&P 500 Index July 2003, 875 Call...................       (30)     (310,500)
   S&P 500 Index July 2003, 900 Call...................       (25)     (190,000)
   S&P 500 Index July 2003, 925 Call...................       (30)     (156,000)
   S&P 500 Index July 2003, 945 Call...................       (70)     (249,200)
   S&P 500 Index July 2003, 950 Call...................       (25)      (77,500)
                                                                    -----------
   TOTAL WRITTEN INDEX OPTIONS
      (Premiums received $(1,817,290)).................              (1,738,200)
                                                                    -----------

 OTHER ASSETS AND LIABILITIES -- 1.0 %

   Receivable Due from Investment Adviser..............                   5,083
   Administration Fees Payable.........................                 (21,284)
   Other Assets and Liabilities, Net...................                 449,697
                                                                    -----------
   TOTAL OTHER ASSETS AND LIABILITIES..................                 433,496
                                                                    -----------

 NET ASSETS CONSIST OF:

   Paid in Capital.....................................              44,529,407
   Undistributed Net Investment Income.................                  10,374
   Accumulated Realized Loss on Investments............              (5,737,601)
   Net Unrealized Appreciation on Investments,
      Written Options, Securities Sold Short and
      Futures Contracts................................               3,230,904
                                                                    -----------
   TOTAL NET ASSETS -- 100.0%..........................             $42,033,084
                                                                    ===========
INSTITUTIONAL CLASS SHARES:
   Outstanding Shares of beneficial interest
      (unlimited authorization -- no par value).........              4,282,688
                                                                    -----------
   NET ASSET VALUE, Offering and Redemption Price Per
      Share ($42,033,084 / 4,282,688 shares)...........                   $9.81
                                                                    ===========
*   NON-INCOME PRODUCING SECURITY
CL  CLASS
(A) THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
(B) ALL OR A PORTION OF THIS SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR OPEN FUTURE CONTRACTS.
(C) ALL OR A PORTION OF THIS SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR OPEN WRITTEN OPTION CONTRACTS.
(D) ALL OR A PORTION OF THIS SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR SECURITIES SOLD SHORT.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                        ANALYTIC FUNDS
                                                       SHORT-TERM INCOME FUND
                                                       JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------


 STATEMENT OF NET ASSETS

 U.S. TREASURY OBLIGATIONS -- 69.6%
                                                          FACE
                                                         AMOUNT        VALUE
                                                       ----------   -----------

   U.S. Treasury Bills (A)
      1.086%, 09/11/03 (C).............................$   20,000    $   19,965
      0.924%, 12/26/03 (D) ............................ 1,190,000     1,184,587
   U.S. Treasury Notes
      7.500%, 02/15/05.................................   300,000       330,375
      6.500%, 05/15/05.................................   300,000       329,013
      6.500%, 08/15/05.................................   600,000       664,824
      5.750%, 11/15/05.................................   600,000       660,000
      5.625%, 02/15/06.................................   600,000       663,398
                                                                     ----------
   TOTAL U.S. TREASURY OBLIGATIONS
      (Cost $3,850,938)................................               3,852,162
                                                                     ----------

 U.S. GOVERNMENT AGENCY OBLIGATIONS -- 21.6%

FEDERAL HOME LOAN BANK -- 14.0%
   Federal Home Loan Bank
      3.375%, 11/15/04.................................   350,000       360,270
      3.250%, 08/15/05.................................   200,000       207,374
      2.500%, 03/15/06.................................   200,000       204,088
                                                                     ----------
                                                                        771,732
                                                                     ----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 2.0%
   Federal National Mortgage Association
      5.500%, 02/15/06.................................   100,000       109,778
                                                                     ----------
OTHER U.S. GOVERNMENT AGENCY OBLIGATION -- 5.6%
   Tennessee Valley Authority
      4.750%, 07/15/04.................................   300,000       311,010
                                                                     ----------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
      (Cost $1,107,834)................................               1,192,520
                                                                     ----------

 REPURCHASE AGREEMENT -- 7.9%

   Morgan Stanley  0.75%, dated 06/30/03,
      matures 07/01/03, repurchase price $437,072
      (collateralized by a U.S. Treasury Obligation:
      total market value $445,817)
      (Cost $437,063) (B)..............................   437,063       437,063
                                                                     ----------
   TOTAL INVESTMENTS -- 99.1%
      (Cost $5,395,835)................................               5,481,745
                                                                     ----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                        ANALYTIC FUNDS
                                                       SHORT-TERM INCOME FUND
                                                       JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

 WRITTEN INDEX OPTIONS -- (0.1)%


                                                        CONTRACTS       VALUE
                                                       -----------   -----------
   Biotech Index July 2003, 360 Puts...................        (2)   $      (60)
   Deutsche Bank Energy July 2003, 370 Puts............        (5)         (800)
   Morgan Stanley Commodity Index July 2003, 240 Puts..        (6)         (360)
   Russell 2000 Index July 2003, 420 Puts..............        (4)         (560)
   S&P 100 Index July 2003, 470 Puts...................        (4)         (920)
   S&P 500 Index July 2003, 940 Puts...................        (2)         (980)
   S&P MidCap 400 Index July 2003, 450 Puts............        (4)         (520)
                                                                     ----------
   TOTAL WRITTEN INDEX OPTIONS
      (Premiums received $(5,741)).....................                  (4,200)
                                                                     ----------

 OTHER ASSETS AND LIABILITIES -- 1.0%

   Receivable Due from Investment Adviser..............                   6,535
   Administration Fees Payable.........................                  (5,140)
   Other Assets and Liabilities, Net...................                  54,529
                                                                     ----------
   TOTAL OTHER ASSETS AND LIABILITIES .................                  55,924
                                                                     ----------

 NET ASSETS CONSIST OF:

   Paid in Capital.....................................               6,182,300
   Distributions in Excess of Net Investment Income....                (161,633)
   Accumulated Realized Loss on Investments............                (580,847)
   Net Unrealized Appreciation on Investments, Written
      Options and Futures Contracts....................                  93,649
                                                                     ----------
   TOTAL NET ASSETS-- 100.0%...........................              $5,533,469
                                                                     ==========

INSTITUTIONAL CLASS SHARES:
   Outstanding Shares of beneficial interest
   (unlimited authorization-- no par value)............                 531,680
                                                                     ----------
   NET ASSET VALUE, Offering and Redemption Price Per
      Share ($5,533,469 / 531,680 shares)..............                  $10.41
                                                                     ==========

(A) THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
(B) TRI-PARTY REPURCHASE AGREEMENT
(C) ALL OR A PORTION OF THIS SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR OPEN FUTURES CONTRACTS.
(D) ALL OR A PORTION OF THIS SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR OPEN WRITTEN OPTION CONTRACTS.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                        ANALYTIC FUNDS
                                                       GLOBAL LONG-SHORT FUND
                                                       JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

 SCHEDULE OF INVESTMENTS
 FOREIGN COMMON STOCK - 71.6%


                                                         SHARES         VALUE
                                                       ----------    -----------

AUSTRALIA -- 4.8%
   Gandel Retail Trust.................................    16,384    $   14,614
   General Property Trust..............................    14,753        28,891
   Stockland...........................................     5,541        18,617
   Westfield Trust.....................................    12,819        29,660
                                                                     ----------
                                                                         91,782
                                                                     ----------
AUSTRIA -- 0.7%
   Telekom Austria*....................................     1,153        13,082
                                                                     ----------
BELGIUM -- 1.2%
   Fortis..............................................     1,281        22,242
                                                                     ----------
FINLAND -- 0.6%
   Nokia ..............................................       200         3,293
   Wartsila ...........................................       601         7,468
                                                                     ----------
                                                                         10,761
                                                                     ----------
FRANCE -- 6.0%
   Air Liquide.........................................        20         2,965
   BNP Paribas.........................................       487        24,747
   Bouygues............................................       128         3,534
   Cie Generale D'Optique Essilor International........        25         1,007
   Peugeot.............................................       505        24,530
   Renault.............................................       248        13,112
   TotalFinaElf........................................       260        39,292
   Unibail.............................................        87         6,444
                                                                     ----------
                                                                        115,631
                                                                     ----------
GERMANY -- 3.0%
   Adidas-Salomon......................................         9           769
   BASF................................................       711        30,373
   E.ON................................................        56         2,879
   Volkswagen..........................................       553        23,376
                                                                     ----------
                                                                         57,397
                                                                     ----------
HONG KONG -- 1.5%
   CLP Holdings........................................     3,000        13,118
   Swire Pacific.......................................     3,392        14,833
                                                                     ----------
                                                                         27,951
                                                                     ----------
IRELAND -- 1.1%
   DCC.................................................     1,500        20,154
                                                                     ----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                        ANALYTIC FUNDS
                                                       GLOBAL LONG-SHORT FUND
                                                       JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

 FOREIGN COMMON STOCK -- CONTINUED


                                                         SHARES         VALUE
                                                       ----------    -----------

ITALY -- 3.6%
   Autostrade Concessioni e Costruzioni Autostrade.....     1,200    $   16,756
   Enel................................................       169         1,054
   ENI-Ente Nazionale Idrocarburi......................     2,640        39,927
   Telecom Italia......................................     1,897        10,391
                                                                     ----------
                                                                         68,128
                                                                     ----------
JAPAN -- 13.2%
   Canon...............................................     1,000        45,888
   Fuji Photo Film.....................................     1,000        28,899
   Kansai Electric Power...............................     1,800        28,392
   Kao.................................................     1,000        18,613
   Matsushita Electric Industrial......................     1,000         9,902
   Nippon Telegraph & Telephone........................         6        23,535
   Olympus Optical.....................................     1,000        20,696
   Omron...............................................       400         6,746
   Takeda Chemical Industries..........................       100         3,689
   Tohoku Electric Power...............................     1,800        26,623
   Toyota Motor........................................     1,500        38,851
                                                                     ----------
                                                                        251,834
                                                                     ----------
NETHERLANDS -- 4.1%
   Aegon...............................................        40           400
   DSM.................................................       615        25,933
   European Aeronautic Defense and Space...............     1,505        18,458
   Heineken............................................       126         4,471
   ING Groep...........................................     1,417        24,624
   OCE.................................................       512         5,286
                                                                     ----------
                                                                         79,172
                                                                     ----------
NORWAY -- 1.1%
   Statoil ASA.........................................     2,522        21,487
                                                                     ----------
PORTUGAL -- 1.1%
   Banco Espirito Santo................................     1,408        20,858
                                                                     ----------
SINGAPORE -- 0.5%
   Fraser & Neave......................................     2,138        10,441
                                                                     ----------
SPAIN -- 2.2%
   Sacyr Vallehermoso..................................     2,517        27,921
   Telefonica..........................................     1,239        14,385
                                                                     ----------
                                                                         42,306
                                                                     ----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                        ANALYTIC FUNDS
                                                       GLOBAL LONG-SHORT FUND
                                                       JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

 FOREIGN COMMON STOCK -- CONTINUED


                                                         SHARES         VALUE
                                                       ----------    -----------

SWEDEN -- 2.3%
   SKF, Cl A...........................................       595    $   17,170
   Svenska Handelsbanken, Cl B.........................     1,760        27,703
                                                                     ----------
                                                                         44,873
                                                                     ----------
SWITZERLAND -- 5.9%
   Nestle..............................................        51        10,523
   Novartis............................................     1,420        56,190
   Schindler Holding*..................................       136        21,888
   Swisscom............................................        84        23,875
                                                                     ----------
                                                                        112,476
                                                                     ----------
UNITED KINGDOM -- 18.7%
   Aegis Group.........................................     7,993        10,453
   AstraZeneca.........................................       913        36,610
   BAE Systems.........................................        12            20
   BHP Billiton........................................     3,995        21,030
   Boots Group.........................................     3,303        35,346
   BT Group............................................     8,127        27,324
   Diageo..............................................       430         4,591
   GlaxoSmithKline.....................................       566        11,423
   HSBC Holdings.......................................     1,600        18,904
   Imperial Tobacco Group..............................       149         2,663
   Land Securities Group...............................     2,369        30,550
   Land Securities Group, Cl B.........................     2,073         3,481
   Man Group...........................................     1,700        33,551
   Rank Group..........................................     4,716        19,377
   Reckitt Benckiser...................................     1,383        25,378
   Rentokil Initial....................................     6,944        21,685
   Shell Transport & Trading...........................     6,279        41,445
   Unilever............................................     1,084         8,631
   Vodafone Group......................................     3,000         5,866
                                                                     ----------
                                                                        358,328
                                                                     ----------
   TOTAL FOREIGN COMMON STOCK
      (Cost $1,290,874)................................               1,368,903
                                                                     ----------

 FOREIGN PREFERRED STOCK -- 1.1%

GERMANY -- 1.1%
   Volkswagen
      (Cost $21,493)...................................       681        20,418
                                                                     ----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                        ANALYTIC FUNDS
                                                       GLOBAL LONG-SHORT FUND
                                                       JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

 U.S. TREASURY OBLIGATION -- 8.3%

                                                      FACE AMOUNT/
                                                         SHARES         VALUE
                                                      ------------   -----------

   U.S. Treasury Bill
      1.048%, 09/11/03 (A) (B)
      (Cost $159,666).................................. $ 160,000    $  159,726
                                                                     ----------

 CASH EQUIVALENT -- 11.7%

   Union Bank of California Money Market Fund
      (Cost $223,257)..................................   223,257       223,257
                                                                     ----------
   TOTAL INVESTMENTS -- 92.7%
      (Cost $1,695,290)................................              $1,772,304
                                                                     ==========

PERCENTAGES ARE BASED ON NET ASSETS OF $1,912,875.


*   NON-INCOME PRODUCING SECURITY
CL  CLASS
(A) THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
(B) ALL OR A PORTION OF THIS SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR OPEN FUTURE CONTRACTS.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                        ANALYTIC FUNDS
                                                       GLOBAL LONG-SHORT FUND
                                                       JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------


At June 30, 2003, sector diversification of the Fund was as follows:

                                                          % OF
SECTOR DIVERSIFICATION                                 NET ASSETS       VALUE
----------------------                                 ----------    -----------
Aerospace/Defense......................................       1.0%   $   18,458
Audio/Video............................................       0.5         9,902
Automotive.............................................       4.2        79,810
Banking................................................       6.0       114,100
Chemicals..............................................       2.9        56,306
Consumer Products......................................       2.3        44,760
Diversified Operations.................................       1.8        34,987
Electronics............................................       6.2       117,685
Engineering & Construction.............................       1.1        20,290
Equipment..............................................       5.3       100,769
Financial Services.....................................       1.8        33,551
Food, Beverage & Tobacco...............................       3.0        58,336
Insurance..............................................       3.0        57,597
Manufacturing..........................................       0.4         7,488
Medical Products.......................................       5.1        98,494
Metals & Mining........................................       2.0        38,200
Oil & Gas..............................................       5.7       109,380
Real Estate............................................       8.4       160,178
Retail.................................................       1.8        35,346
Services...............................................       2.7        51,515
Telecommunications.....................................       6.4       121,751
                                                            -----    ----------
TOTAL FOREIGN COMMON STOCK.............................      71.6     1,368,903
FOREIGN PREFERRED STOCK................................       1.1        20,418
U.S. TREASURY OBLIGATION...............................       8.3       159,726
CASH EQUIVALENT........................................      11.7       223,257
                                                            -----    ----------
TOTAL INVESTMENTS......................................      92.7     1,772,304
OTHER ASSETS AND LIABILITIES...........................       7.3       140,571
                                                            -----    ----------
TOTAL NET ASSETS.......................................     100.0%   $1,912,875
                                                            =====    ==========


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                        ANALYTIC FUNDS
                                                       GLOBAL LONG-SHORT FUND
                                                       JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES


ASSETS
Investments, at Cost.........................................................................      $ 1,695,290
                                                                                                   ===========
Investments, at Value -- Note A...............................................................       1,772,304
Foreign Currency (Cost $2,773)...............................................................            2,971
Receivable for Capital Shares Sold...........................................................          193,820
Receivable for Investment Securities Sold....................................................          120,593
Receivable of Variation Margin on Future Contracts ..........................................            9,340
Reclaims Receivable..........................................................................            9,100
Accrued Income...............................................................................            5,596
Receivable Due from Investment Adviser.......................................................            5,526
Unrealized Gain on Foreign Currency Contracts................................................              197
                                                                                                   -----------
     Total Assets............................................................................        2,119,447
                                                                                                   -----------


LIABILITIES
Payable for Capital Shares Redeemed..........................................................          183,439
Administration Fees Payable..................................................................            2,333
Accrued Expenses.............................................................................           20,800
                                                                                                   -----------
     Total Liabilities.......................................................................          206,572
                                                                                                   -----------
NET ASSETS...................................................................................      $ 1,912,875
                                                                                                   ===========


NET ASSETS CONSIST OF:
Paid in Capital..............................................................................      $ 4,032,964
Undistributed Net Investment Income..........................................................           17,250
Accumulated Realized Loss on Investments.....................................................       (2,242,528)
Net Unrealized Appreciation on Investments and Futures Contracts.............................          103,686
Net Unrealized Appreciation on Foreign Currency and Translation of Other Assets and
   Liabilities in Foreign Currency...........................................................            1,503
                                                                                                   -----------
TOTAL NET ASSETS -- 100.0%....................................................................     $ 1,912,875
                                                                                                   ===========


INSTITUTIONAL CLASS SHARES:
Outstanding Shares of Beneficial Interest (unlimited authorization-- no par value)...........          248,837
                                                                                                   -----------
NET ASSET VALUE, Offering and Redemption Price Per Share
   ($1,912,875 / 248,837 shares).............................................................            $7.69
                                                                                                   ===========


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


THE ADVISORS' INNER CIRCLE FUND                         ANALYTIC FUNDS
                                                        FOR THE SIX MONTHS ENDED
                                                       JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

 STATEMENTS OF OPERATIONS

                                                                DEFENSIVE           SHORT-TERM       GLOBAL LONG-SHORT
                                                               EQUITY FUND          INCOME FUND           FUND
                                                               -----------          -----------      -----------------
INVESTMENT INCOME
Dividends............................................          $   406,090            $     --          $ 35,512
Interest.............................................               12,728              61,675             1,933
Less: Foreign Taxes Withheld.........................                   --                  --            (3,575)
                                                               -----------            --------          --------
   TOTAL INVESTMENT INCOME...........................              418,818              61,675            33,870
                                                               -----------            --------          --------
EXPENSES
Administration Fees..................................              149,115              17,685             6,689
Investment Advisory Fees.............................              117,872               7,029             8,827
Transfer Agent Fees..................................               34,104              13,903            13,028
Shareholder Servicing Fees...........................               19,120               1,812                22
Legal Fees...........................................               41,046               5,483             3,843
Printing Fees........................................               14,480                   2             1,437
Registration and Filing Fees.........................                9,823               6,965             6,234
Audit Fees...........................................                7,665               6,987             6,943
Trustees' Fees.......................................                5,287                  --                --
Custodian Fees.......................................                2,715                 920             8,572
Dividends on Securities Sold Short...................               59,785                  --                --
Other Expenses.......................................                3,134               1,687             3,637
                                                               -----------            --------          --------
   TOTAL EXPENSES....................................              464,146              62,473            59,232
                                                               -----------            --------          --------
Less:
Waiver of Investment Advisory Fees...................             (117,872)             (7,029)           (8,827)
Reimbursement of Other Expenses
    by Investment Adviser............................              (22,314)            (41,386)          (38,929)
Directed Brokerage...................................              (69,687)                 --                --
                                                               -----------            --------          --------
   NET EXPENSES......................................              254,273              14,058            11,476
                                                               -----------            --------          --------
NET INVESTMENT INCOME................................              164,545              47,617            22,394
                                                               -----------            --------          --------
NET REALIZED GAIN (LOSS) ON:
   Investments (including securities sold short).....              353,682              12,772            39,250
   Written Options...................................           (1,605,408)             25,423                --
   Foreign Currency Transactions.....................                   --                  --            (4,584)
   Futures Contracts.................................              874,408              81,290            14,902
                                                               -----------            --------          --------
   TOTAL NET REALIZED GAIN (LOSS)....................             (377,318)            119,485            49,568
                                                               -----------            --------          --------
NET CHANGE IN UNREALIZED APPRECIATION ON:
   Investments (including securities sold short).....            4,443,200               3,981           131,247
   Written Options...................................             (602,215)              2,697                --
   Foreign Currency Translations.....................                   --                  --               466
   Futures Contracts.................................              (58,984)             12,203            21,928
                                                               -----------            --------          --------
   NET CHANGE IN UNREALIZED APPRECIATION ............            3,782,001              18,881           153,641
                                                               -----------            --------          --------
   NET REALIZED AND UNREALIZED GAIN..................            3,404,683             138,366           203,209
                                                               -----------            --------          --------
INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS...................................          $ 3,569,228            $185,983          $225,603
                                                               ===========            ========          ========


AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS
                                                                   JUNE 30, 2003

--------------------------------------------------------------------------------

 STATEMENTS OF CHANGES IN NET ASSETS


                                                                                               DEFENSIVE EQUITY FUND
                                                                                          ---------------------------------
                                                                                           SIX MONTHS             YEAR
                                                                                              ENDED               ENDED
                                                                                          JUNE 30, 2003         DECEMBER 31,
                                                                                           (UNAUDITED)             2002
                                                                                          ------------          -----------
OPERATIONS:
   Net Investment Income........................................................          $    164,545          $   338,163
   Net Realized Gain (Loss) ....................................................              (377,318)          (2,928,423)
   Net Change in Unrealized Appreciation
     (Depreciation) ............................................................             3,782,001           (2,142,655)
                                                                                          ------------          -----------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS............................................................             3,569,228           (4,732,915)
                                                                                          ------------          -----------
DISTRIBUTIONS:
   Net Investment Income........................................................              (154,171)            (350,978)
   Return of Capital............................................................             --                     (12,492)
                                                                                          ------------          -----------
   TOTAL DISTRIBUTIONS..........................................................              (154,171)            (363,470)
                                                                                          ------------          -----------
CAPITAL SHARE TRANSACTIONS:
   Issued.......................................................................            14,224,389            5,992,056
   In Lieu of Cash Distributions................................................               149,144              350,552
   Redeemed.....................................................................           (10,886,970)          (6,920,731)
                                                                                          ------------          -----------
   NET INCREASE (DECREASE) FROM CAPITAL SHARE
     TRANSACTIONS...............................................................             3,486,563             (578,123)
                                                                                          ------------          -----------
   TOTAL INCREASE (DECREASE) IN NET ASSETS......................................             6,901,620           (5,674,508)
                                                                                          ------------          -----------
NET ASSETS:
   Beginning of Period..........................................................            35,131,464           40,805,972
                                                                                          ------------          -----------
   End of Period (a)............................................................          $ 42,033,084          $35,131,464
                                                                                          ============          ===========
SHARES TRANSACTIONS:
   Issued.......................................................................             1,538,268              640,636
   In Lieu of Cash Distributions................................................                15,618               37,018
   Redeemed.....................................................................            (1,134,179)            (716,609)
                                                                                          ------------          -----------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING FROM
      SHARE TRANSACTIONS........................................................               419,707              (38,955)
                                                                                          ============          ===========

(A)INCLUDING UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME OF $10,374, $0 FOR THE DEFENSIVE EQUITY FUND,
   $(161,633), $(130,764) FOR THE SHORT-TERM INCOME FUND AND $17,250, $(560) FOR THE GLOBAL LONG/SHORT FUND, FOR THE SIX MONTHS
   ENDED JUNE 30, 2003 AND THE YEAR ENDED DECEMBER 31, 2002, RESPECTIVELY.

AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS
                                                                   JUNE 30, 2003

--------------------------------------------------------------------------------

               Short-Term
               Income Fund                      Global Long-Short Fund
        -----------------------------          ------------------------------
          Six Months          Year               Six Months          Year
            Ended             Ended                Ended             Ended
         June 30, 2003      December 31,        June 30, 2003      December 31,
          (Unaudited)           2002             (Unaudited)           2002
          -----------       -----------          -----------        -----------

          $    47,617       $    78,886          $    22,394        $    31,907
              119,485            85,861               49,568           (257,654)

               18,881            74,987              153,641            122,514
           -----------       -----------          -----------        -----------

              185,983           239,734              225,603           (103,233)
           -----------       -----------          -----------        -----------

              (78,486)         (137,310)                  --            (41,069)
                   --                --                   --               (839)
           -----------       -----------          -----------        -----------
              (78,486)         (137,310)                  --            (41,908)
           -----------       -----------          -----------        -----------

            4,068,974         6,291,796            9,882,857          3,092,042
               78,189           151,310                   --             41,715
           (2,634,242)       (7,227,567)          (9,666,693)        (6,116,068)
           -----------       -----------          -----------        -----------

            1,512,921          (784,461)             216,164         (2,982,311)
           -----------       -----------          -----------        -----------
            1,620,418          (682,037)             441,767         (3,127,452)
           -----------       -----------          -----------        -----------

            3,913,051         4,595,088            1,471,108          4,598,560
           -----------       -----------          -----------        -----------
          $ 5,533,469       $ 3,913,051          $ 1,912,875        $ 1,471,108
           ===========       ===========          ===========        ===========

              395,966           628,633            1,429,179            419,924
                7,580            15,089                   --              6,264
             (255,797)         (722,674)          (1,398,176)          (826,480)
           -----------       -----------          -----------        -----------

              147,749           (78,952)              31,003           (400,292)
           ===========       ===========          ===========        ===========

THE ADVISORS' INNER CIRCLE FUND                            ANALYTIC FUNDS
                                                           DEFENSIVE EQUITY FUND

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS

                                                                                                  SELECTED PER SHARE DATA & RATIOS
                                                                                    FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                    SIX MONTHS                      YEARS ENDED DECEMBER 31,
                                                      ENDED        ---------------------------------------------------------------
                                                  JUNE 30, 2003
                                                   (UNAUDITED)      2002(2)       2001          2000          1999          1998
                                                   ----------      -------       -------       -------       -------       ------

Net Asset Value,
   Beginning of Period............................   $  9.09       $ 10.46       $ 10.80       $ 11.82       $ 11.77       $ 12.41
                                                     -------       -------       -------       -------       -------       -------
Income (Loss) from Investment Operations:
   Net Investment Income..........................      0.04          0.09          0.08          0.06          0.10          0.05
   Net Realized and Unrealized Gain (Loss) .......      0.72         (1.36)        (0.30)        (0.82)         2.33          3.05
                                                     -------       -------       -------       -------       -------       -------
   Total from Investment Operations...............      0.76         (1.27)        (0.22)        (0.76)         2.43          3.10
                                                     -------       -------       -------       -------       -------       -------
Distributions:
   Net Investment Income..........................     (0.04)        (0.10)(1)     (0.07)        (0.07)        (0.08)        (0.05)
   Net Realized Gain..............................        --         --            (0.05)        (0.19)        (2.30)        (3.69)
                                                     -------       -------       -------       -------       -------       -------
   Total Distributions............................     (0.04)        (0.10)(1)     (0.12)        (0.26)        (2.38)        (3.74)
                                                     -------       -------       -------       -------       -------       -------

Net Asset Value,
   End of Period..................................   $  9.81       $  9.09       $ 10.46       $ 10.80       $ 11.82       $ 11.77
                                                     =======       =======       =======       =======       =======       =======
TOTAL RETURN+.....................................      8.32%**     (12.22)%       (1.98)%       (6.46)%       21.35%        28.89%
                                                     =======       =======       =======       =======       =======       =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands).............   $42,033       $35,131       $40,806       $48,244       $70,842       $56,021
Ratio of Expenses to Average Net Assets
   (including Dividend Expense)...................      1.29%*        1.09%         0.99%         0.99%         1.04%         1.38%
Ratio of Expenses to Average Net Assets
   (excluding Dividend Expense)...................      0.99%*        0.99%         0.99%         0.99%         1.04%         1.38%
Ratio of Expenses to Average Net Assets
   (excluding Waivers and Dividend Expense).......      2.06%*        1.84%         1.69%         1.17%         1.18%         1.60%
Ratio of Net Investment Income to Average
   Net Assets.....................................      0.84%*        0.91%         0.71%         0.51%         0.74%         0.40%
Portfolio Turnover Rate...........................        93%          224%          216%          264%          360%          299%

  THE INFORMATION SET FORTH IN THIS TABLE FOR THE PERIOD PRIOR TO AUGUST 31, 1998 IS THE FINANCIAL DATA OF THE DEFENSIVE EQUITY
  PORTFOLIO OF ANALYTIC OPTIONED EQUITY FUND, INC. ANALYTIC DEFENSIVE EQUITY FUND ACQUIRED THE ASSETS AND ASSUMED THE LIABILITIES OF
  THE DEFENSIVE EQUITY PORTFOLIO OF ANALYTIC OPTIONED EQUITY FUND, INC. ON AUGUST 31, 1998. THE NET ASSET VALUES AT THE BEGINNING OF
  EACH PERIOD AND THE CHANGES IN NET ASSET VALUES INCLUDING THE NET ASSET VALUES AT THE END OF EACH PERIOD THROUGH THE DATE OF
  REORGANIZATION HAVE BEEN RESTATED TO REFLECT THE CONVERSION RATIO OF 0.95328 USED ON THE DATE OF REORGANIZATION.

  * ANNUALIZED
 ** TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. + TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES
    NOT BEEN WAIVED AND ASSUMED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A
    SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
(1) INCLUDES A RETURN OF CAPITAL OF $(0.003).
(2) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND ANALYTIC DEFENSE EQUITY FUND ACQUIRED THE ASSETS OF THE UAM ANALYTIC DEFENSE
    EQUITY FUND, A SERIES OF THE UAM FUNDS, INC. II. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND ANALYTIC DEFENSE EQUITY FUND
    PRIOR TO ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM ANALYTIC DEFENSE EQUITY FUND. SEE NOTE 1 IN NOTES TO FINANCIAL
    STATEMENTS.

AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                           ANALYTIC FUNDS
                                                          SHORT-TERM INCOME FUND

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS

                                                                                                    SELECTED PER SHARE DATA & RATIOS
                                                                                      FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                    SIX MONTHS                          YEARS ENDED DECEMBER 31,
                                                       ENDED        ---------------------------------------------------------------
                                                   JUNE 30, 2003
                                                    (UNAUDITED)      2002(1)       2001          2000          1999          1998
                                                    ----------      -------       -------       -------       -------       ------

Net Asset Value,
   Beginning of Period............................    $10.19        $ 9.93        $ 9.92        $ 9.79        $10.10        $ 9.97
                                                      ------        ------        ------        ------        ------        ------
Income (Loss) from Investment Operations:
   Net Investment Income..........................      0.11          0.21          0.67          0.59          0.56          0.56
   Net Realized and Unrealized Gain (Loss)........      0.28          0.41          0.01++        0.13         (0.31)         0.14
                                                      ------        ------        ------        ------        ------        ------
   Total from Investment Operations...............      0.39          0.62          0.68          0.72          0.25          0.70
                                                      ------        ------        ------        ------        ------        ------
Distributions:
   Net Investment Income..........................     (0.17)        (0.36)        (0.67)        (0.59)        (0.56)        (0.57)
                                                      ------        ------        ------        ------        ------        ------

Net Asset Value,
   End of Period..................................    $10.41        $10.19        $ 9.93        $ 9.92        $ 9.79        $10.10
                                                      ======        ======        ======        ======        ======        ======
TOTAL RETURN+.....................................      3.87%**       6.39%         7.02%         7.60%         2.54%         7.10%
                                                      ======        ======        ======        ======        ======        ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands).............    $5,533        $3,913        $4,595        $3,646        $3,729        $5,259
Ratio of Expenses to Average Net Assets...........      0.60%*        0.60%         0.60%         0.60%         0.69%         0.84%
Ratio of Expenses to Average Net Assets
   (excluding Waivers)............................      2.67%*        4.31%         3.39%         3.86%         3.05%         3.73%
Ratio of Net Investment Income to Average
   Net Assets.....................................      2.03%*        2.08%         5.20%         6.02%         5.68%         5.43%
Portfolio Turnover Rate...........................         7%          113%          167%           34%           62%           25%

THE INFORMATION SET FORTH IN THIS TABLE FOR THE PERIOD PRIOR TO JULY 27, 1998 IS THE FINANCIAL DATA OF THE SHORT-TERM GOVERNMENT
FUND, SERIES OF A PREDECESSOR COMPANY, THE ANALYTIC SERIES FUND, INC. ANALYTIC SHORT-TERM GOVERNMENT FUND ACQUIRED THE ASSETS AND
ASSUMED THE LIABILITIES OF THE SHORT-TERM INCOME FUND OF THE ANALYTIC SERIES FUND, INC. ON JULY 27, 1998. THE NET ASSET VALUES AT
THE BEGINNING OF EACH PERIOD AND THE CHANGES IN NET ASSET VALUES INCLUDING THE NET ASSET VALUES AT THE END OF EACH PERIOD THROUGH
THE DATE OF REORGANIZATION HAVE BEEN RESTATED TO REFLECT THE CONVERSION RATIO OF 1.0162 USED ON THE DATE OF REORGANIZATION.

  * ANNUALIZED
 ** TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
  + TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND ASSUMED BY THE ADVISER DURING THE PERIOD. RETURNS
    SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
 ++ THE AMOUNT SHOWN FOR THE YEAR ENDED DECEMBER 31, 2001 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD DOES NOT ACCORD WITH THE
    AGGREGATE NET LOSSES ON INVESTMENTS FOR THAT PERIOD BECAUSE OF THE SALES AND REPURCHASES OF FUND SHARES IN RELATION TO
    FLUCTUATING MARKET VALUE OF THE INVESTMENTS OF THE FUND.
(1) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND ANALYTIC SHORT-TERM INCOME FUND ACQUIRED THE ASSETS OF THE UAM ANALYTIC
    SHORT-TERM INCOME FUND, A SERIES OF THE UAM FUNDS, INC. II. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND ANALYTIC SHORT-
    TERM INCOME FUND PRIOR TO ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM ANALYTIC SHORT-TERM INCOME FUND. SEE NOTE 1
    IN NOTES TO FINANCIAL STATEMENTS.


AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                           ANALYTIC FUNDS
                                                          GLOBAL LONG-SHORT FUND

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS

                                                                                          SELECTED PER SHARE DATA & RATIOS
                                                                            FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                   SIX MONTHS                                            SEPTEMBER 30,
                                                       ENDED      YEAR ENDED   YEAR ENDED   YEAR ENDED     1999*** TO
                                                  JUNE 30, 2003   DECEMBER 31, DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                   (UNAUDITED)      2002(2)       2001          2000           1999
                                                      ------        ------       -------       -------        ------
Net Asset Value,
   Beginning of Period...........................     $ 6.75        $ 7.44       $  9.78       $ 11.25        $10.00
                                                      ------        ------       -------       -------        ------
Income (Loss) from Investment Operations:
   Net Investment Income.........................       0.09          0.12          0.03          0.11          0.01
   Net Realized and Unrealized
      Gain (Loss)................................       0.85         (0.62)        (2.32)        (1.40)         1.25
                                                      ------        ------       -------       -------        ------
   Total from Investment
      Operations.................................       0.94         (0.50)        (2.29)        (1.29)         1.26
                                                      ------        ------       -------       -------        ------
Distributions:
   Net Investment Income.........................         --         (0.19)(1)     (0.05)        (0.10)           --
   Net Realized Gain.............................         --            --            --         (0.08)        (0.01)
                                                      ------        ------       -------       -------        ------
   Total Distributions...........................         --         (0.19)(1)     (0.05)        (0.18)        (0.01)
                                                      ------        ------       -------       -------        ------
Net Asset Value,
   End of Period.................................     $ 7.69        $ 6.75       $  7.44       $  9.78        $11.25
                                                      ======        ======       =======       =======        ======
TOTAL RETURN+....................................     13.93%**      (6.73)%      (23.41)%      (11.44)%       12.67%**
                                                      ======        ======       =======       =======        ======

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                 $1,913        $1,471       $ 4,599       $ 6,731        $1,658
Ratio of Expenses to Average Net Assets                 1.30%*        1.30%         1.30%         1.30%         1.30%*
Ratio of Expenses to Average Net Assets
   (excluding Waivers)...........................       6.70%*        6.92%         4.78%         3.80%         1.69%*
Ratio of Net Investment Income to Average
   Net Assets....................................       2.54%*        1.05%         0.84%         1.11%         0.66%*
Portfolio Turnover Rate..........................         38%          198%          176%           38%            5%



   * ANNUALIZED
  ** TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
 *** COMMENCEMENT OF OPERATIONS.
   + TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND ASSUMED BY THE ADVISER DURING THE PERIOD. RETURNS
     SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND
     SHARES.
 (1) INCLUDES A RETURN OF CAPITAL OF $(0.002).
 (2) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND ANALYTIC GLOBAL LONG-SHORT FUND ACQUIRED THE ASSETS OF THE UAM ANALYTIC
     INTERNATIONAL FUND, A SERIES OF THE UAM FUNDS, INC. II. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND ANALYTIC GLOBAL
     LONG-SHORT FUND PRIOR TO ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM ANALYTIC INTERNATIONAL FUND. SEE NOTE 1 IN
     NOTES TO FINANCIAL STATEMENTS.

AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS
                                                                   JUNE 30, 2003

--------------------------------------------------------------------------------

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 45 funds. The financial statements herein are those of the Analytic Defensive Equity Fund, Analytic Short-Term Income Fund and Analytic Global Long-Short Fund (formerly Analytic International Fund) (the "Funds"). The financial statements of the remaining funds are presented separately. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each Funds' investment objectives, policies and strategies.

On June 7, 2002, the shareholders of UAM Analytic Defensive Equity Fund, Analytic Short-Term Income Fund and Analytic International Fund (the "UAM Portfolios") each a series of the UAM Funds, Inc. II, (the "UAM Funds"), voted to approve a tax-free reorganization of the UAM Portfolios through a transfer of all assets and liabilities to The Advisors' Inner Circle Fund's Analytic
Defensive Equity Fund, Analytic Short-Term Income Fund and Analytic International Fund (the "Reorganization"). The Reorganization took place on June 24, 2002.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Funds.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates. SECURITY VALUATION -- Securities listed on a securities exchange and for which quotations are readily available, are valued at the last quoted sale price on the principal exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m. ET if a security's principal exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. Investments in equity securities which are quoted on a national market system are valued at the official closing price, or if there is none, at the last sales price. Debt securities with remaining maturities of 60 days or less may be valued at their amortized cost, which approximates market value. Securities for which prices are not available, of which there are none at June 30, 2003, will be valued at fair value as determined in good faith in accordance with procedures approved by the Trust's Board of Trustees.

     SECURITY TRANSACTION AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are based on the specific identification method. Discounts and premiums on securities purchased are amortized using the effective interest method.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Funds

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS


--------------------------------------------------------------------------------
     have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the Global Long-Short Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Global Long-Short Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the statement of operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Global Long-Short Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     DERIVATIVE FINANCIAL INSTRUMENTS -- Each Fund may utilize various call options, put options and financial futures strategies in pursuit of its objective. These techniques will be used primarily to hedge against changes in security prices, interest rates, or foreign currency exchange rates on securities held or intended to be acquired by the Funds. These techniques are intended to act as an efficient means of adjusting exposure to stock and bond markets and to reduce the volatility of the currency exposure associated with foreign securities. The Funds will only write covered call and put options on common stock or stock indices.

     FORWARD FOREIGN CURRENCY CONTRACTS -- The Global Long-Short Fund may enter into forward foreign currency contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Global Long-Short Fund as unrealized gain or loss. The Global Long-Short Fund recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise from the unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. The Global Long-Short Fund had no outstanding forward foreign currency contracts at June 30, 2003.

     FUTURES CONTRACTS --Each of the Funds may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, a Fund will deposit securities for the initial margin with its custodian in a segregated account. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by a Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and a Fund's basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS


--------------------------------------------------------------------------------
     correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

     WRITTEN OPTIONS -- When a covered put or call option is written in a Fund, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability will be subsequently marked-to-market to reflect the current market value of the option written. When a Fund writes a covered option, securities equal in value to the exercise price are placed in a segregated account to collateralize the outstanding option.

     When a covered written call expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the call option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option will be extinguished. When a covered written call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

     When a covered written put expires, or if the Fund enters into a closing purchase transaction, the Fund will realize a gain or loss on the option transaction and the liability related to such option is extinguished. When a put option is exercised, the Fund purchases the security, the cost of the security is reduced by the premium originally received, and no gain or loss is recognized.

     The Funds write option contracts with off-balance sheet risk in the normal course of their investment activities in order to manage exposure to market risks such as interest rates. The contractual amounts of these instruments represent the investment the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

     SHORT SALES -- As consistent with the Funds' investment objectives, the Funds may engage in short sales that are "uncovered." Uncovered short sales are transactions under which the Funds sell a security they do not own. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. Until the security is replaced, the Funds are required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Funds also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Funds sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

     Until the Funds close their short position or replace the borrowed security, the Funds will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS


--------------------------------------------------------------------------------
     be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Funds' short positions.

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income for the Defensive Equity Fund are declared and paid quarterly, if available. Distributions from net investment income for the Short-Term Income Fund are declared daily and paid monthly. Distributions from net investment income for the Global Long-Short Fund are declared and paid annually. Distributions of net realized capital gains, for all funds, will be distributed annually.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEIInvestments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEIInvestment Company and/or SEIInvestments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The Distributor acts as an agent in placing repurchase agreements for the Funds. The Distributor received $454 and $74 from the Defensive Equity and Short-Term Income Funds, respectively, for the six months ended June 30, 2003.

4. ADMINISTRATION, SHAREHOLDER SERVICING, DISTRIBUTION, TRANSFER AGENCY AND DIRECTED BROKERAGE AGREEMENTS:

The Trust and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one fund, $250,000 for two funds, $350,000 for three funds, plus $75,000 per additional fund, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Funds' average daily net assets.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from theFunds for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Funds that are serviced by the financial representative.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement.

The Defensive Equity Fund directed certain portfolio trades to brokers who pay a portion of the Fund's expenses. Under this arrangement, the Fund had expenses reduced by $69,687. The effect on the Fund's expense ratio, as a percentage of the average net assets of the Fund for the six months ended June 30, 2003, is 0.35% (on an annualized basis).

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS


--------------------------------------------------------------------------------
5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

Under the terms of an investment  advisory agreement,  Analytic Investors,  Inc.
(the "Adviser"), an affiliate of Old Mutual (US) Holdings Inc., provides investment advisory services to the Funds at a fee calculated at an annual rate of 0.60% of the average net assets of the Defensive Equity Fund; 0.30% of the average net assets of the Short-Term IncomeFund; and 1.00% of the average net assets of the Global Long-Short Fund.

The Adviser has agreed to waive or limit its advisory fees or assume other expenses in an amount that operates to limit the total annual fund operating expenses of each Analytic Fund as follows: 0.99% of the Defensive Equity Fund; 0.60% of the Short-Term Income Fund and 1.30% of the Global Long-Short Fund. The fee waiver/expense reimbursement arrangement for each Fund is expected to remain in effect through December 31, 2003 and can be terminated at any time at the option of the Adviser.

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased and sold by the Funds.

6. INVESTMENT TRANSACTIONS:

The cost of securities purchased and the proceeds from securities sold, other than short-term investments and options for the Funds for the six months ended June 30, 2003 were as follows:

                                                                        U.S. GOVT.        U.S. GOVT.
                                 PURCHASES              SALES           PURCHASES           SALES
                                -----------          -----------        ---------          --------
      Defensive Equity          $39,044,304          $35,430,838        $      --          $     --
      Short-Term Income                  --                   --        1,411,742           223,492
      Global Long-Short             513,141              517,076               --                --

Transactions in option contracts written in the Defensive Equity Fund for the six months ended June 30, 2003 were as follows:

                                                                NUMBER OF
                                                                CONTRACTS                PREMIUMS
                                                               ----------              ------------
      Outstanding at December 31, 2002                               365               $  2,152,705
      Options written                                              2,395                 12,877,565
      Options terminated in closing purchase transactions         (2,411)               (13,174,497)
      Options expired                                                (29)                   (38,483)
                                                                --------               ------------
      Outstanding at June 30, 2003                                   320                $ 1,817,290
                                                                ========               ============

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS


--------------------------------------------------------------------------------
Transactions in option contracts written in the Short-Term Income Fund for the six months ended June 30, 2003 were as follows:

                                                                NUMBER OF
                                                                CONTRACTS                  PREMIUMS
                                                                ---------                  --------
      Outstanding at December 31, 2002                                34                    $ 7,574
      Options written                                                245                     59,336
      Options terminated in closing purchase transactions            (39)                   (12,019)
      Options expired                                               (213)                   (49,150)
                                                                    ----                   --------
      Outstanding at June 30, 2003                                    27                   $  5,741
                                                                    ====                   ========

The following Funds had futures contracts open as of June 30, 2003:

                                 NUMBER                                      UNREALIZED
   CONTRACT                        OF              SETTLEMENT               APPRECIATION
   DESCRIPTION                  CONTRACTS             MONTH                (DEPRECIATION)
   ------------                 ---------        --------------            -------------
   DEFENSIVE EQUITY
   S&P 500                         19            September 2003              $(62,500)
                                                                             --------
   SHORT-TERM INCOME
   Australian Dollar                4            September 2003              $  4,520
   British Pound                    3            September 2003                (1,942)
   Canadian Dollar                  1            September 2003                   330
   Euro Dollar                      2            September 2003                (6,545)
   Japanese Yen                    (2)           September 2003                 3,605
   Swiss Franc                     (2)           September 2003                 6,230
                                                                             --------
                                                                             $  6,198
                                                                             ========
   GLOBAL LONG-SHORT
   Australian Dollar               (3)           September 2003              $ 15,010
   CAC 40 Index                     3                 July 2003                (1,104)
   Euro Dollar                      2            September 2003                (5,078)
   FTSE 100 Index                  (5)           September 2003                 4,823
   Hang Seng Index                  2                 July 2003                  (403)
   IBEX Plus Index                  2                 July 2003                (3,184)
   Japanese Yen                    (4)           September 2003                 5,275
   Long Gilt 10 Yr Index           (2)           September 2003                 4,935
   MIB 30 Index                    (1)           September 2003                 3,145
   OMX Index                      (13)                July 2003                  (165)
   S&P/TSE 60 Index                 3            September 2003                (1,158)
   Swiss Franc                     (4)           September 2003                 9,638
   Topix Index                     (2)           September 2003                    --
   US 10 Yr Note                    4            September 2003                (5,062)
                                                                             --------
                                                                             $ 26,672
                                                                             ========

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS


--------------------------------------------------------------------------------
7. FEDERAL TAX INFORMATION:

It is the Funds' intention to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and to distribute all of their taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments and foreign currency transactions. Permanent book and tax basis differences relating to return of capital and foreign exchange gain (loss) may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital. Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights.

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years and applied against future capital gains. As of December 31, 2002, the Funds had the following capital loss carryforwards:




      ANALYTIC FUNDS            2003         2004        2005       2007         2008       2009          2010            TOTAL
      ----------------          ----         ----        ----       ----         ----       ----          ----            ------
      Defensive Equity        $     --     $     --     $   --     $    --     $    --   $       --    $1,666,665       $1,666,665
      Short-Term
       Income                  256,292      444,657      3,860      70,796      20,184           --            --          795,789
      Global
       Long-Short                   --           --         --          --          --    1,727,552       524,576        2,252,128

The  Federal  tax  cost  and  aggregate  gross   unrealized   appreciation   and
depreciation on investments, securities sold short and written options held by the Funds at June 30, 2003, were as follows:

                                    FEDERAL           APPRECIATED         DEPRECIATED          NET UNREALIZED
      ANALYTIC FUNDS               TAX COST           SECURITIES           SECURITIES           APPRECIATION
      ----------------           -----------          ----------          -----------           --------------
      Defensive Equity           $38,306,184          $5,375,949          $(2,082,545)          $3,293,404
      Short-Term Income            5,453,972              28,846               (5,273)              23,573
      Global Long-Short            1,695,290             107,449              (30,435)              77,014

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS


--------------------------------------------------------------------------------
8. OTHER:

At June 30, 2003,  the  percentage  of total shares  outstanding  held by record
shareholders   each  owning  10%  or  greater  of  the  aggregate  total  shares outstanding for each Fund was as follows:

      ANALYTIC FUNDS                         NO. OF SHAREHOLDERS     % OWNERSHIP
      ------------                           -------------------     -----------
      Defensive Equity                              2                   34.7%
      Short-Term Income                             3                   56.6
      Global Long-Short                             2                   88.4

                                      NOTES

                               THE ANALYTIC FUNDS
                                P.O. Box 219009
                           Kansas City, MO 64121-9009
                                   (toll free)
                                 1-866-777-7818

                               INVESTMENT ADVISER:
                            Analytic Investors, Inc.
                             700 South Flower Street
                                   Suite 2400
                              Los Angeles, CA 90017

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004



This information must be preceded or accompanied by a current prospectus for the Funds described.






ANA-SA-001-0100

ITEM 2.    CODE OF ETHICS.

Not applicable - only effective for annual reports for periods ending on or after July 15, 2003.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable - only effective for annual reports for periods ending on or after July 15, 2003.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable - only effective for annual reports for periods ending on or after December 15, 2003.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    (RESERVED)

ITEM 9.    CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 10.  EXHIBITS.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(b) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2), are filed herewith. Officer certifications as required by Section 906 of the Sarbanes Oxley Act of 2002 also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                     The Advisors' Inner Circle Fund


By (Signature and Title)*                            /s/ James R. Foggo
                                                     ---------------------------
                                                     James R. Foggo, President

Date 8/25/03





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                           /s/ James R. Foggo
                                                    ----------------------------
                                                    James R. Foggo, President

Date 8/25/03


By (Signature and Title)*                            /s/ Peter Golden
                                                     ---------------------------
                                                     Peter Golden Co-CFO

Date 8/25/03
* Print the name and title of each signing officer under his or her signature.